CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
VOYAGE REVENUES(note 12b)	$ 392,251	$ 379,975	$ 374,008
OPERATING EXPENSES(note 12b)
Voyage expenses	1,772	1,387	2,042
Vessel operating expenses	86,347	89,046	84,577
Depreciation and amortization	99,825	91,919	89,347
General and administrative (notes 12a and 12b)	27,149	24,120	23,247
Write down of vessels (note 20)	29,367
Gain on sale of vessel (note 17)			(4,340)
Restructuring charge (note 18)			175
Total operating expenses	244,460	206,472	195,048
Income from vessel operations	147,791	173,503	178,960
OTHER ITEMS
Equity income (note 19)	78,866	20,584	8,043
Interest expense (notes 6, 10 and 12a)	(54,211)	(49,880)	(49,019)
Interest income (note 6)	3,502	6,687	7,190
Realized and unrealized loss on derivative instruments (note 13)	(29,620)	(63,030)	(78,720)
Foreign currency exchange (loss) gain (notes 10 and 13)	(8,244)	10,310	27,545
Other income (expense)	1,683	(37)	615
Total other items	(8,024)	(75,366)	(84,346)
Net income before income tax expense	139,767	98,137	94,614
Income tax expense (note 11)	(625)	(781)	(1,670)
Net income	139,142	97,356	92,944
Non-controlling interest in net income	15,437	7,508	3,062
Dropdown Predecessor's interest in net income (note 2)			2,258
General Partner's interest in net income	21,303	11,474	8,896
Limited partners' interest in net income	102,402	78,374	78,728
Limited partners' interest in net income per unit (note 16)
Common unit (basic and diluted)	$ 1.54	$ 1.33	$ 1.46
Subordinated unit (basic and diluted)			$ 2.04
Total unit (basic and diluted)	$ 1.54	$ 1.33	$ 1.48
Weighted-average number of units outstanding:
Common units (basic and diluted)	66,328,496	59,147,422	51,481,035
Subordinated units (basic and diluted)			1,816,591
Total units (basic and diluted)	66,328,496	59,147,422	53,297,626
Cash distributions declared per common unit	$ 2.6550	$ 2.5200	$ 2.3700
Related party transactions (note 12)